Restructuring	12 Months Ended
Dec. 31, 2025
Restructuring [Abstract]
Restructuring	10 — Restructuring
In 2025, Restructuring is primarily driven by the Group’s Global Hausbank strategic agenda. The Group has defined and implemented efficiency measures that contributed to achieving the bank’s 2025 targets.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate. Other staff-related termination expenses not meeting the IAS 37 requirements to be Restructuring are recorded as Severance within Compensation and Benefits.
Net restructuring expense by division

in € m.	2025	2024	2023
Corporate Bank	—	(1)	(4)
Investment Bank	—	—	(3)
Private Bank	(15)	(3)	228
Asset Management	—	—	—
Corporate & Other	—	—	(1)
Total Net Restructuring Charges	(15)	(3)	220
Net restructuring by type

in € m.	2025	2024	2023
Restructuring – Staff related	(13)	(5)	178
thereof:
Termination Benefits	(15)	(6)	176
Retention Acceleration	1	—	1
Social Security	1	1	1
Restructuring – Non Staff related	(1)	1	42
Total Net Restructuring Charges	(15)	(3)	220
Provisions for restructuring amounted to € 151 million, € 273 million and € 333 million as of December 31, 2025,
December 31, 2024 and December 31, 2023, respectively. The majority of the current provisions for restructuring are expected to be utilized in 2026.
During 2025, 535 full-time equivalent staff was reduced through restructuring (2024: 168 and 2023: 476).
Organizational changes

Full-time equivalent staff	2025	2024	2023
Corporate Bank	3	10	29
Investment Bank	1	5	9
Private Bank	519	116	377
Asset Management	—	2	—
Infrastructure	12	35	61
Total full-time equivalent staff	535	168	476